Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Staff
Employee remuneration, entitlements and on-costs	$ 5,254	$ 5,111	$ 5,369
Superannuation	521	533	475
Share-based payments	90	88	97
Restructuring costs	233	134	93
Total staff	6,098	5,866	6,034
Occupancy
Operating lease rentals	153	170	164
Depreciation and impairment of property and equipment	474	626	955
Other	159	118	107
Total occupancy	786	914	1,226
Technology
Amortisation and impairment of software assets	629	655	1,240
Depreciation and impairment of IT equipment	132	177	260
Technology services	751	719	820
Software maintenance and licences	603	506	531
Telecommunications	112	144	181
Data processing	75	81	96
Total technology	2,302	2,282	3,128
Other
Professional and processing services	860	1,014	1,410
Amortisation and impairment of intangible assets and deferred expenditure	2	123	599
Postage and stationery	139	144	156
Advertising	169	158	220
Non-lending losses	65	104	234
Other expenses	271	197	304
Total other	1,506	1,740	2,923
Total operating expenses	10,692	10,802	13,311
Addition (reduction) to compliance, regulation and remediation costs	7	63	359
Computer software
Other
Impairment expenses	8	110	485
Goodwill and other intangibles
Other
Impairment expenses	0	122	571
Property and equipment
Other
Impairment expenses	31	117	275
IT equipment
Other
Impairment expenses	0	4	$ 45
Parent Entity
Staff
Employee remuneration, entitlements and on-costs	4,674	4,476
Superannuation	459	464
Share-based payments	88	85
Restructuring costs	226	124
Total staff	5,447	5,149
Occupancy
Operating lease rentals	128	151
Depreciation and impairment of property and equipment	420	559
Other	139	110
Total occupancy	687	820
Technology
Amortisation and impairment of software assets	573	601
Depreciation and impairment of IT equipment	108	152
Technology services	653	702
Software maintenance and licences	504	425
Telecommunications	91	121
Data processing	75	81
Total technology	2,004	2,082
Other
Professional and processing services	717	836
Amortisation and impairment of intangible assets and deferred expenditure	2	1
Postage and stationery	114	112
Advertising	137	121
Non-lending losses	52	83
Impairment on investments in subsidiaries	(14)	(9)
Other expenses	327	288
Total other	1,335	1,432
Total operating expenses	9,473	9,483
Addition (reduction) to compliance, regulation and remediation costs	(3)	63
Parent Entity | Computer software
Other
Impairment expenses	8	99
Parent Entity | Goodwill and other intangibles
Other
Impairment expenses	0	0
Parent Entity | Property and equipment
Other
Impairment expenses	31	116
Parent Entity | IT equipment
Other
Impairment expenses	$ 0	$ 4